OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-financial liabilities
Advance receipts	$ 12,373	$ 15,754
Payables for employee benefits	6,628	8,351
Others	3,568	2,499
Other non-financial liabilities	22,569	26,604
Financial liabilities
Accrued expenses	25,033	22,940
Payables for property, plant and equipment	1,245	1,354
Guarantee deposits received	997	984
Financial liabilities	27,275	25,278
Other liabilities	49,844	51,882
Other current liabilities	41,524	40,465
Other non-current liabilities	$ 8,320	$ 11,417